Other Receivables and Prepayments (Tables)	6 Months Ended
Jun. 30, 2021
Other Income and Expenses [Abstract]
Schedule of other receivables and prepayments
	June 30, 2021	December 31, 2020
	(Unaudited)
Prepaid insurance	$226,692	$82,060
Prepaid research and development expenses	214,768	978,044
Prepaid service fee	152,384	174,114
Prepaid rental expenses	13,406	14,251
Rental deposits	12,071	12,022
Other receivables	97,527	74,176
Other prepaid expenses	78,239	44,329
	$795,087	$1,378,996